STOCK OPTION RESERVE (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 15.47	$ 17.75
Weighted average remaining contractual life (in years)	9 years 1 month 6 days	9 years 9 months 14 days
iOx Option Plan (Subsidiary Plan) [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 157.60	$ 165.20
Weighted average remaining contractual life (in years)	18 days	11 months 12 days